Shareholder Fees - StrategicAdvisersFidelityInternationalFund-PRO	Apr. 29, 2024 USD ($)
StrategicAdvisersFidelityInternationalFund-PRO | Strategic Advisers Fidelity International Fund
Shareholder Fees:
(fees paid directly from your investment)	none